Net Income (Loss) Per Share - Schedule of Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Earnings Per Share [Abstract]
Net income (loss) attributable to shareholders of Teekay Corporation	$ 65,912	$ (42,987)	$ 56,148	$ (43,475)
Weighted average number of common shares	72,697,121	72,036,526	72,623,503	71,687,549
Dilutive effect of stock-based compensation	780,559		755,724
Common stock and common stock equivalents	73,477,680	72,036,526	73,379,228	71,687,549
Income (Loss) per common share:
Basic	$ 0.91	$ (0.60)	$ 0.77	$ (0.61)
Diluted	$ 0.90	$ (0.60)	$ 0.77	$ (0.61)